10-Q Discontinued operations - Summary of discontinued operations results (Details) - Disposed of by sale - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disposal Group, Including Discontinued Operations [Line Items]
Total revenues, net	$ 1,411	$ 3,383	$ 11,592	$ 9,208	$ 30,532
Cost of goods sold	859	3,775	14,046	10,478	42,404
Gross profit	552	(392)	(2,454)	(1,270)	(11,872)
Total operating expenses	511	1,768	10,000	5,174	15,773
Loss from operations	41	(2,160)	(12,454)	(6,444)	(27,645)
Total other expense, net	(324)	700	(8,128)	(3,271)	(23,018)
Loss from discontinued operations before provision for income taxes	(283)	(1,460)	(20,582)	(9,715)	(50,663)
(Provision for) benefit from income taxes	(10)	(8,733)	(5,668)	(683)	2,971
Net loss from discontinued operations	$ (293)	$ (10,193)	$ (26,250)	$ (10,398)	$ (47,692)